Defined Benefit Obligation and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Defined Benefit Obligation and Other Long-Term Liabilities	Defined Benefit Obligation and Other Long-Term Liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2024	2023
Defined benefit obligation (Note 32)	146	155
Retail power contract liability	45	83
Other	11	13
Total	202	251
The liability for pension and post-employment benefits and associated costs included in compensation expenses are impacted by estimates related to changes in key actuarial assumptions, including discount rates. The defined benefit obligation has decreased by $9 million to $146 million as at Dec. 31, 2024, from $155 million as at Dec. 31, 2023.
The Company's U.S. Defined Benefit Pension Plan was terminated effective June 30, 2024 and annuitized with the TransAlta Retirement Pension Plan Trust in October 2024. Plan assets and liabilities both totalling $23 million (US$17 million) were transferred to a new provider. The participant payments with a new provider commenced on Jan. 1, 2025.
During 2023, the Company made a voluntary contribution of $4 million (US$3 million) to further improve the funded status of U.S. Defined Benefit Pension Plan for the Centralia thermal facility.
A one per cent increase in discount rates would result in a $34 million decrease in the defined benefit obligation. Refer to Note 32 for additional sensitivities impacting the defined benefit obligation.
The retail power contract liability represents an obligation arising from the purchase and sale agreement for customer retail contracts to deliver power, gas and power and gas financial swaps. The retail power contracts represent certain off-market customer contracts, where the value of the contract is based on the differential between the contractual and market rates on the closing date. The retail contract liability is amortized to depreciation over the remaining term of the contracts based on volumes that will be delivered each month.